Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

RELATED PARTY TRANSACTIONS

The Company had the following transactions with related parties during the years ended December 31, 2011, 2010 and 2009:

	December 31, 2011		December 31, 2010		December 31, 2009
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	6	-	3	-	1
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(12)	(2)	(8)	(2)	(10)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(2)	(1)	(3)	-	(3)
Societe des Mines de Morila S.A.	(4)	-	(8)	(1)	(6)
Trans-Siberian Gold plc	-	-	1	-	-
	(12)	(3)	(15)	(3)	(18)

	Amounts due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing. See Note 10.

	As at December 31, 2011 and 2010, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2011	2010
		$	$
	Oro Group (Proprietary) Limited (1)	1	2
	AuruMar (Proprietary) Limited (joint venture) (2)	5	5
	Orpheo (Proprietary) Limited (3)	-	1
	Trans-Siberian Gold plc (4)	3	-
	Thani Ashanti Alliance Limited (joint venture) (5)	20	-

(1)	The loan bears interest at a rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at their discretion.
(2)	The loan is unsecured, interest free and there are no fixed terms of repayment.
(3)	The loan was written off during 2011. The write-off is included in equity income in associates.
(4)	The loan is unsecured, bears interest at 8 percent per annum and is repayable in April 2012.
(5)	The loan bears interest at a margin of 0.95 percent over the Johannesburg Interbank Agreed Rate ("JIBAR") and is repayable in December 2012.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2011 and 2010, there are no outstanding balances arising from loans owed to related parties.